Income Taxes (Components of Deferred Tax Assets (Liabilities)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Accrued liabilities	$ 28.9	$ 31.4
Accrued compensation	36.6	31.9
Allowance for doubtful accounts	19.8	20.3
Interest limitation	153.6	154.0
Pension, postretirement and workers compensation benefits	80.0	153.9
Net operating loss and other tax carry forwards	152.3	172.1
Other	24.7	26.4
Total deferred tax assets	495.9	590.0
Valuation allowance(1)	(151.5)	(174.0)
Net deferred tax assets	344.4	416.0
Deferred tax liabilities:
Property, plant and equipment	(362.5)	(379.9)
Goodwill and intangible assets	(67.4)	(83.1)
Investment in U.S. subsidiaries	(245.1)	(243.5)
Other	(16.5)	(17.7)
Total deferred tax liabilities	(691.5)	(724.2)
Net deferred tax liabilities	(347.1)	(308.2)
Deferred Tax Liabilities, Classification
Current net deferred tax asset	48.1	55.7
Non-current net deferred tax liability	(395.2)	(363.9)
Net deferred tax liabilities	(347.1)	(308.2)
Subsidiaries' deferred tax assets [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 21.3